N-6	Oct. 03, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	Nationwide VL Separate Account-G
Entity Central Index Key	0001313581
Entity Investment Company Type	N-6
Document Period End Date	Oct. 03, 2024
Amendment Flag	false
Nationwide Advisory VUL
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]	At a meeting held on May 24, 2024, the Board of Trustees of Guggenheim Variable Funds Trust, approved the merger of the Guggenheim Variable Funds Trust (the "Target Fund") into the New Age Alpha Variable Funds Trust (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about October 25, 2024 (the "Effective Date").
Target Fund	Acquiring Fund
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series
As of the Effective Date, the following changes apply to the policy:•the Target Fund will no longer be available to receive transfers or new purchase payments;•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will be added as an underlying mutual fund available under the policy and will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series Investment Advisor: New Age Alpha Advisors, LLC	1.12%*	0.00%	1.12%	10.28%	10.21%	5.55%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.[1]Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%. For Contracts issued between May 1, 2007 and December 29, 2013, and which have not elected the Low Cost Fund Platform Fee Endorsement, the Company imposes a Transaction Fee.(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Sub-Account Fee[1]	Current Expenses + Low Cost Sub-Account Fee	Average Annual Total Returns (as of 12/31/2023)
					1 year	5 year	10 year
Equity	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series Investment Advisor: New Age Alpha Advisors, LLC	1.12%*	0.00%	1.12%	10.28%	10.21%	5.55%

Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Advisory VUL | NewAgeAlphaVariableFundsTrustNAASmallCapValueSeriesMember
Prospectus:
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Small Cap Value Series
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.12%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	10.28%
Average Annual Total Returns, 5 Years [Percent]	10.21%
Average Annual Total Returns, 10 Years [Percent]	5.55%